SHORT TERM AND LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Underlying Assets of Repurchase Agreements when Amount of Repurchase Agreements Exceeds 10 Percent of Assets [Table Text Block]
The following table presents certain information for securities sold under agreements to repurchase:
	2012	2011
	(Dollars in thousands)
Balance at December 31	$15,848	$19,877
Weighted average interest rate at December 31	0.27%	0.39%
Maximum amount outstanding at any month-end during the year	$24,923	$22,843
Average daily balance outstanding during the year	$21,636	$20,192
Average annual interest rate paid during the year	0.33%	0.76%